Note 3 - Fair Value Measurements - Fair Value of Assets Measured on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Money market funds	$ 8,910	$ 5,358	$ 12,689
Fair Value, Inputs, Level 1 [Member]
Money market funds	8,910	5,358	12,689
Fair Value, Inputs, Level 2 [Member]
Money market funds
Fair Value, Inputs, Level 3 [Member]
Money market funds